UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09751

FORTRESS REGISTERED INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Consolidated Schedule of Investments (Unaudited).
The Registrant’s Consolidated Schedule of Investments as of September 30, 2007 is as follows:

				Number of Shares,
				Principal/	Dividends, Interest
	% of Controlled	Cost (c)(d)	Name of Issue or Nature of Indebtedness Held by	Notional Amount	and Realized Gains	Fair
Controlled Affiliate (a)	Affiliate Owned	(000s)	Controlled Affiliate	(000s)	and Losses (000s)	Value (000s)
FRIT Capital Trading LLC	100%	$4,000	U.S. Government treasury securities; yield 3.74%; sold Oct. 2007	$800,000	$11,435	$793,982
			Repurchase agreements with Deutsche Bank; 4.46%; repaid Oct. 2007	$790,012	(13,206)	(790,012)
			Cash at custodial account	$30	—	30
FRIT Palazzo Due LLC	—		Palazzo Finance Due S.p.A. Class D, E Asset Backed Fixed Rate (15% per annum) Notes; due 2031 (g)	—	12,378	—
Portland Acquisition I LLC	100%	16,651	168,000 square foot building in Portland, Oregon	—	—	14,300
Ital SP Acquisition GP LLC, SPGP LLC, FRIT Ital SP Acquisition LP and FRIT SP LP	—	—	Undivided net interest in approximately 6,600 Italian defaulted secured loans (g)	—	28,515	—
NCS I LLC	42%	—	NCS Holding Company, a speciality finance company and loan servicer, common stock	1	2,846	18,555
FRIT Holdings LLC	100%	—	Mapeley Limited, a British real estate operating company, common stock (e)	6,740	2,523	291,152
			Crown Castle International Corp. (formerly Global Signal Inc.) a provider of wireless communications tower rental space (f)	—	567,483	—
			Restricted cash related to Royal Bank of Scotland swaps (g)	—	—	—
			Royal Bank of Scotland swaps related to FRIT Palazzo Due LLC (g)	—	(1,116)	—
			Cash (e)	$6,488	—	6,488
			Brookdale Senior Living Inc., an owner and operator of senior living facilities, common stock (e)	7,400	7,748	294,594
			Dividends receivable (e)	$3,700	—	3,700
			Stock Loan (Note 5)	—	(774)	—

				Number of Shares,
				Principal/	Dividends, Interest
	% of Controlled	Cost (c)(d)	Name of Issue or Nature of Indebtedness Held by	Notional Amount	and Realized Gains	Fair
Controlled Affiliate (a)	Affiliate Owned	(000s)	Controlled Affiliate	(000s)	and Losses (000s)	Value (000s)
Ital Investment holdings II LLC and Ital Tre Investors LP	—	—	100% net economic intrerest in Palazzo Finance Quattro Limited, an owner of approximately 4,300 nonperforming Italian secured loans on real estate, subject to a 77 million EURO loan from Lehman Brothers, bearing interest at 3 month Euribor plus 1.5% and due June 2008 (g)	—	58,794	—
Direct investments of FRIT		69	Crown Castle International Corp. (formerly Global Signal Inc.), a provider of wireless communications tower rental space, common stock (f)	2	24,732	81
		6,447	Brookdale Senior Living Inc., an owner and operator of senior living facilities, common stock	1,702	2,469	67,785

Total Investments (b)		$27,167			$703,827	$700,655

(a)	An affiliated company is a company in which Fortress Registered Investment Trust (“FRIT”) has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT’s controlled affiliates invest principally in real estate related debt and equity securities.

(b)	The United States Federal income tax basis of FRIT’s investments at the end of the period was approximately $81.9 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $618.7 million (gross unrealized appreciation of $620.8 million and gross unrealized depreciation of $2.1 million).

(c)	Net of returns of capital.

(d)	Purchases/fundings occurred throughout the period.

(e)	These assets were held in FRIT Holdings as part of the collateral for the stock loan which has been repaid and terminated. Cash flows from these assets are no longer trapped at the FRIT Holdings controlled affiliate level.

(f)	Crown Castle International Corp. completed its merger with Global Signal on January 12, 2007. The remaining 2,000 shares are held in the name of an affiliate for the benefit of FRIT.

(g)	These assets were distributed to Fortress Investment Fund LLC and contributed to Fortress Investment Fund Sister Company LLC.

4

Item 2.     Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There have not been changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3.     Exhibits.

(A)(1)	Certification of Chief Executive Officer.
(A)(2)	Certification of Chief Financial Officer.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust
By:	/s/ Jeffrey Rosenthal
	Name:	Jeffrey Rosenthal
	Title:	Chief Financial Officer
	Date:	November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
	Name:	Wesley R. Edens
	Title:	Chief Executive Officer
	Date:	November 28, 2007

By:	/s/ Jeffrey Rosenthal
	Name:	Jeffrey Rosenthal
	Title:	Chief Financial Officer
	Date:	November 28, 2007